Risk Management (Details) - Schedules for calculation of C46 regulatory information	12 Months Ended
Dec. 31, 2021 $ / shares
Maximum [Member]
Risk Management (Details) - Schedules for calculation of C46 regulatory information [Line Items]
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 30 days	$ 0.17
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 90 days	0.14
Adjusted C46 FCCY as part of Tier-1 Capital, 1 – 30 days	0.36
Minimum [Member]
Risk Management (Details) - Schedules for calculation of C46 regulatory information [Line Items]
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 30 days	(0.22)
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 90 days	(0.23)
Adjusted C46 FCCY as part of Tier-1 Capital, 1 – 30 days	0.08
Average [Member]
Risk Management (Details) - Schedules for calculation of C46 regulatory information [Line Items]
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 30 days	(0.02)
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 90 days	(0.02)
Adjusted C46 FCCY as part of Tier-1 Capital, 1 – 30 days	0.22
Regulatory Limit [Member]
Risk Management (Details) - Schedules for calculation of C46 regulatory information [Line Items]
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 30 days	1
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 90 days	2
Adjusted C46 FCCY as part of Tier-1 Capital, 1 – 30 days	$ 1